Income tax and social contribution (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Recoverable income tax and social contribution	R$ 326,256	R$ 713,279
Income tax	200,802	429,461
Social contribution	125,454	283,818
Current portion	(111,376)	(494,382)
Non-current portion	R$ 214,880	R$ 218,897